14. STOCKHOLDERS' EQUITY (Details 2) (USD $)	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Common Stock
June 5, 2013 (Inception)
Issued for cash proceeds of $985,400	973,000
Issued as compensation under a consulting agreement
Warrants issued to placement agent	10,600
Balance at December 31, 2013		$ 15,137,200
Re-acquired shares of common stock		(1,750,000)
Shares issued for services		200,000
Issued in settlement of convertible notes payable and accrued interest		97,773
Balance at September 30, 2014	15,137,200	2,415,700
Warrants
June 5, 2013 (Inception)
Issued for cash proceeds of $985,400	13,373,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000
Warrants issued to placement agent
Balance at December 31, 2013		983,600
Warrants issued to Full Circle for $500,000 consideration - Series C Warrants		1,000,000
Warrants issued to placement agent - Series B Warrants		32,100
Balance at September 30, 2014	$ 983,600	$ 13,684,933